Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 2,723	$ 2,109
Short-Term Investments	370	118
Total Cash and Cash Equivalents	$ 3,093	$ 2,227	$ 4,524